Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination
Summary of the Special Shares and their respective vesting thresholds, assuming the full amount of Special Shares from Rollover Options are issued

Special Share Class	A	B	C	D	E	F	G	H	I	J
Share Trigger price ($)	15	25	35	50	75	100	150	200	50	12
Special Shares (million)	5	10	10	20	20	20	25	25	0.5	0.7

Summary of reconciliation of cash proceeds from the Business Combination

Cash proceeds from SOAC	$27,328
Cash proceeds from sale of equity securities	110,300
Gross cash received by TMC from Business Combination	137,628
Less: Transaction costs settled in cash	(33,163)
Net contributions from Business Combination	$104,465

Summary of number of shares of TMC common shares issued immediately following the consummation of the Business Combination

Number of
Shares by type	shares
SOAC Class A shares outstanding prior to the Business Combination	30,000,000
Less: Redemption of SOAC Class A shares	(27,278,657)
SOAC Class A shares outstanding and converted to TMC common shares	2,721,343
Shares issued in the Private Investment in Public Equity (“PIPE”)	11,030,000
Conversion of SOAC Class B shares to TMC common shares	6,759,000
Shares issued to SOAC and PIPE investors	20,510,343
Shares issued to the DeepGreen shareholders	203,874,981
Total TMC common shares outstanding at close of Business Combination	224,385,324